Transactions with Related Parties - Summary of Related Party Transactions (Detail) - Related Parties [Member] - USD ($)	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Apr. 10, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Apr. 10, 2025	Jul. 14, 2024	Jun. 30, 2024
Vessels operating expenses [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction			$ 6,500	$ 18,000
Commission – vessel purchased [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction			0	161,900
Executive compensation on general and administrative expenses [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction			237,243	223,059
Rental expense on general and administrative expenses [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction			33,002	2,386
Interest Expense [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction	$ 365,935	$ 175,395	365,935	1,691,831	$ 0	$ 0	$ 1,516,436
Brave Maritime Corp [Member] | Management fees [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction			318,560	263,120
Brave Maritime Corp [Member] | Voyage expenses [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction			237,802	295,839
Brave Maritime Corp [Member] | Vessels operating expenses [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction			$ 60,000	$ 49,167